Consolidated Balance Sheet - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	€ 13,094	€ 12,690
Intangible assets	7,214	7,761
Investments accounted for using the equity method	1,248	1,299
Other financial assets	25	26
Other receivables	156	212
Derivative financial instruments	30	53
Deferred income tax assets	95	159
Total non-current assets	21,862	22,200
Current assets
Inventories	2,715	2,939
Trade and other receivables	3,630	3,979
Current income tax recoverable	165	4
Derivative financial instruments	34	23
Cash and cash equivalents	2,115	2,449
Assets held for sale	1,112
Total current assets	9,771	9,394
Total assets	31,633	31,594
Capital and reserves attributable to the Company's equity holders
Equity share capital	286	284
Preference share capital	1	1
Share premium account	6,417	6,237
Treasury Shares and own shares	(15)	(14)
Other reserves	285	286
Foreign currency translation reserve	(386)	629
Retained income	7,903	6,472
Capital and reserves attributable to the Company's equity holders	14,491	13,895
Non-controlling interests	486	548
Total equity	14,977	14,443
Non-current liabilities
Interest-bearing loans and borrowings	7,660	7,515
Derivative financial instruments	3
Deferred income tax liabilities	1,666	2,008
Other payables	226	461
Retirement benefit obligations	377	591
Provisions for liabilities	693	678
Total non-current liabilities	10,625	11,253
Current liabilities
Trade and other payables	4,534	4,815
Current income tax liabilities	458	394
Interest-bearing loans and borrowings	316	275
Derivative financial instruments	11	32
Provisions for liabilities	371	382
Liabilities associated with assets classified as held for sale	341
Total current liabilities	6,031	5,898
Total liabilities	16,656	17,151
Total equity and liabilities	€ 31,633	€ 31,594